Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 872,812
Total Fee Amount	75.93
Total Offset Amount	0
Net Fee	$ 75.93
Offset Table N/A	N/A